Segment Information (Details 5)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Segment Information
Percentage of net sales that were denominated in currencies other than U.S. dollars	32.00%	31.00%	32.00%
Foreign subsidiaries that accounted for the specified percentages of total assets and total liabilities
Total Assets (as a percent)	26.00%	25.00%
Total Liabilities (as a percent)	3.00%	5.00%